Expense Example {- Fidelity Climate Action Fund} - NF_05.31 Fidelity Climate Action Fund - AMCIZ PRO -01 - Fidelity Climate Action Fund	Jun. 09, 2021 USD ($)
Fidelity Climate Action Fund: Class A
Expense Example:
1 year	$ 700
3 years	1,093
Fidelity Climate Action Fund: Class M
Expense Example:
1 year	502
3 years	954
Fidelity Climate Action Fund: Class C
Expense Example:
1 year	308
3 years	877
Fidelity Climate Action Fund: Class I
Expense Example:
1 year	107
3 years	472
Fidelity Climate Action Fund: Class Z
Expense Example:
1 year	92
3 years	$ 431